SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for doubtful accounts	$ 4,537,564	$ 3,640,083
Deferred tax liabilities, Allowance for doubtful accounts
Deferred tax assets, Loss carry-forwards	5,080,165	3,714,825
Deferred tax liabilities, Loss carry-forwards
Deferred tax assets, Fixed assets	25,406	80,456
Deferred tax liabilities, Fixed assets	(272,344)	(258,451)
Deferred tax assets, Inventory valuation	329,915	369,064
Deferred tax liabilities, Inventory valuation
Deferred tax assets, Cryptocurrency valuation	81,447
Deferred tax liabilities, Inventory valuation
Deferred tax assets, Accrued liabilities	15,038
Deferred tax liabilities, Accrued liabilities
Deferred tax assets, Long-term investments	5,897	5,736
Deferred tax liabilities, Long-term investments
Deferred tax assets, Intangible assets
Deferred tax liabilities, Intangible assets	137,973	134,197
Deferred tax assets, Gross	10,075,432	7,810,164
Deferred tax liabilities, Gross (liabilities)	(134,371)	(124,254)
Deferred tax assets, Valuation allowance	(9,941,061)	(7,685,910)
Deferred tax liabilities, Valuation allowance
Total deferred tax assets	134,371	124,254
Total deferred tax (liabilities)	$ (134,371)	$ (124,254)